UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI CASH RESERVES

FORM N-Q
NOVEMBER 30, 2006

Notes to Schedule of Investments (unaudited)

Investment in Liquid Reserves Portfolio, at value $1,434,261,191

1. Organization and Significant Accounting Policies

CitiSM Cash Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (3.1% at November 30, 2006) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in the report.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 101.4%
Asset - Backed Security — 1.1%
$ 500,000,000	Restructured Asset Certificates with Enhanced Returns (RACERS) Trust,
	Series 2004-6-MM, 5.340%, due 6/22/07 (a)(b)	$500,000,000

Certificates of Deposit — 0.6%
	Wells Fargo Bank NA:
154,500,000	4.800% due 1/17/07	154,330,364
116,000,000	4.860% due 1/31/07	116,000,000

	Total Certificates of Deposit	270,330,364

Certificates of Deposit (Yankee) — 7.7%
320,000,000	Bank of Tokyo, 5.370% due 3/19/07	320,000,000
319,000,000	Barclays Bank PLC NY, 5.430% due 2/5/07	319,000,000
	Canadian Imperial Bank:
250,000,000	5.340% due 2/12/07 (b)	250,000,000
300,000,000	5.230% due 8/29/07	300,000,000
	Credit Suisse New York:
100,000,000	5.080% due 2/22/07	100,000,000
250,000,000	5.356% due 8/13/07 (b)	250,000,000
300,000,000	Depfa Bank PLC NY, 5.285% due 6/26/07 (a)	300,000,000
300,000,000	Deutsche Bank NY, 5.250% due 8/2/07	300,000,000
300,000,000	Dexia Credit Local NY, 5.344% due 12/1/06	300,000,000
150,000,000	HBOS Treasury Services NY, 5.410% due 2/20/07	150,000,000
250,000,000	Natexis Banque Populaires NY, 5.340% due 4/5/07 (b)	250,000,000
200,000,000	Nordea Bank Finland NY, 5.260% due 12/7/06	200,000,000
	Unicredito Italiano SpA NY:
200,000,000	5.330% due 7/31/07	200,000,000
300,000,000	5.290% due 8/16/07	300,000,000

	Total Certificates of Deposit (Yankee)	3,539,000,000

Commercial Paper — 43.4%
260,000,000	Amstel Funding Corp., 5.550% due 1/22/07 (a)(c)	257,972,000
	Anglesea Funding:
191,500,000	5.338% due 1/5/07 (c)	190,519,759
50,000,000	5.400% due 1/19/07 (c)	49,639,306
180,000,000	5.375% due 1/26/07 (c)	178,523,000
200,250,000	5.346% due 2/20/07 (c)	197,875,536
125,000,000	5.290% due 3/30/07 (b)	124,991,827
93,381,000	5.369% due 4/13/07 (c)	91,576,698
200,000,000	5.280% due 6/29/07 (b)	199,965,366
	Bank of America Corp.:
249,000,000	5.525% due 12/18/06 (c)	248,366,931
175,000,000	5.550% due 12/29/06 (c)	174,265,191
250,000,000	5.326% due 4/16/07 (c)	245,079,443
150,000,000	Bank of America NA, Charlotte, NC, 5.550% due 12/22/06	150,000,000
	Bavaria TRR Corp.:
399,000,000	5.320% due 12/1/06 (c)	399,000,000
278,480,000	5.316% due 12/7/06 (c)	278,234,009
100,000,000	5.331% due 12/14/06 (a)(c)	99,808,250
188,380,000	5.322% due 12/20/06 (c)	187,853,060
750,000,000	5.323% due 12/26/06 (c)	747,239,586
133,015,000	5.328% due 12/27/06 (c)	132,505,848
	Bear Stearns Co.:
250,000,000	5.393% due 3/1/07 (b)	250,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper — 43.4% (continued)
$ 100,000,000	5.341% due 4/20/07 (c)	$97,973,889
217,400,000	5.301% due 6/29/07 (c)	210,932,349
120,073,000	Beethoven Funding Corp., 5.327% due 12/15/06 (c)	119,825,516
250,000,000	Berkeley Square Finance LLC, 5.270% due 12/5/06 (a)(b)	249,998,895
	Brahms Funding Corp.:
90,606,000	5.352% due 12/13/06 (a)(c)	90,445,325
138,435,000	5.355% due 1/5/07 (a)(c)	137,720,329
148,650,000	5.350% due 1/17/07 (a)(c)	147,621,425
191,850,000	5.361% due 1/19/07 (a)(c)	190,463,404
180,112,000	5.368% due 1/26/07 (a)(c)	178,621,473
100,000,000	Carrera Capital Finance Ltd., 5.310% due 2/26/07 (a)(b)	100,000,000
	Chesham Finance LLC:
450,000,000	5.399% - 5.420% due 2/28/07 (a)(c)	444,143,305
98,500,000	5.361% due 4/12/07 (a)(c)	96,614,710
150,000,000	5.305% due 7/18/07 (a)(b)	149,967,622
150,000,000	5.240% due 8/30/07 (a)(c)	144,288,000
100,000,000	Cheyne Finance LLC, 5.598% due 1/10/07 (a)(c)	99,395,556
	Concord Minuteman Capital Co.:
182,367,000	5.552% due 1/12/07 (a)(c)	181,218,088
66,839,000	5.529% due 1/17/07 (a)(c)	66,369,530
100,000,000	5.544% due 1/22/07 (a)(c)	99,221,444
	Cullinan Finance Corp.:
102,892,000	5.518% due 1/23/07 (a)(c)	102,079,310
150,000,000	5.280% due 7/25/07 (a)(b)	149,969,961
450,000,000	5.320% due 11/15/07 (a)(b)	449,956,973
100,000,000	5.320% due 11/26/07 (a)(b)	99,985,463
	Curzon Funding LLC:
200,000,000	5.267% due 12/5/06 (c)	199,886,000
120,000,000	5.399% due 2/28/07 (a)(c)	118,440,720
	Davis Square Funding III Corp.:
100,000,000	5.341% due 12/7/06 (c)	99,911,833
147,200,000	5.342% due 12/11/06 (c)	146,983,698
112,350,000	Davis Square Funding IV Corp., 5.341% due 12/7/06 (c)	112,250,945
	East-Fleet Finance LLC:
177,150,000	5.317% due 12/14/06 (a)(c)	176,810,954
100,000,000	5.310% due 5/25/07 (a)(b)	99,988,170
	Ebbets PLC:
499,100,000	5.322% due 12/8/06 (a)(c)	498,585,650
100,000,000	5.350% due 1/30/07 (a)(c)	99,118,333
	Ebury Finance Ltd.:
97,600,000	5.351% due 12/1/06 (a)(c)	97,600,000
124,750,000	5.334% due 12/20/06 (a)(c)	124,400,388
250,000,000	5.324% due 12/21/06 (a)(c)	249,263,888
440,000,000	5.348% due 1/8/07 (a)(c)	437,538,443
122,000,000	5.448% due 2/16/07 (c)	120,616,994
200,000,000	5.392% due 3/19/07 (a)(c)	196,850,000
100,000,000	5.339% due 3/21/07 (a)(c)	98,411,111
200,000,000	5.351% due 4/4/07 (a)(c)	196,410,890
100,000,000	5.377% due 4/17/07 (c)	98,007,792
275,000,000	5.377% due 4/20/07 (a)(c)	269,401,459
100,000,000	5.330% due 7/30/07 (a)(c)	96,569,767
100,000,000	5.327% due 8/1/07 (a)(c)	96,544,000
	General Electric Capital Corp.:
200,000,000	5.402% due 2/5/07 (c)	198,071,333

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper — 43.4% (continued)
$ 407,000,000	5.335% due 6/19/07 (c)	$395,400,500
100,000,000	5.302% due 8/10/07 (c)	96,430,000
200,000,000	Georgetown Funding Co. LLC, 5.354% due 1/4/07 (c)	198,995,112
	Giro Balanced Funding Corp.:
99,250,000	5.319% due 12/11/06 (c)	99,104,020
60,698,000	5.327% due 3/23/07 (a)(c)	59,717,930
	Grampian Funding LLC:
250,000,000	5.497% due 12/13/06 (c)	249,554,167
221,000,000	5.510% due 1/17/07 (c)	219,452,048
	Greyhawk Capital Corp.:
149,000,000	5.378% due 3/22/07 (c)	146,594,954
118,079,000	5.313% due 4/2/07 (c)	116,010,190
	Halkin Finance LLC:
200,000,000	5.509% due 1/26/07 (c)	198,332,444
300,000,000	5.270% due 2/9/07 (b)	299,976,774
264,000,000	5.392% due 3/1/07 (c)	260,535,000
100,000,000	5.387% due 3/5/07 (c)	98,630,472
121,787,000	Hannover Funding Co. LLC, 5.324% due 12/21/06 (c)	121,428,405
250,000,000	Ixis Commercial Paper Corp., 5.545% due 1/9/07 (c)	248,537,500
	Kaiserplatz Delaware:
113,666,000	5.336% due 1/8/07 (c)	113,031,302
100,000,000	5.372% due 4/4/07 (c)	98,195,111
200,000,000	Legacy Capital Co., 5.377% due 3/6/07 (a)(c)	197,237,084
130,000,000	Lexington Parker Capital Corp., 5.394% due 2/16/07 (c)	128,537,428
	Morrigan TRR Funding LLC:
200,000,000	5.341% due 12/5/06 (a)(c)	199,881,778
500,000,000	5.350% due 12/15/06 (a)(c)	498,965,555
275,000,000	5.354% due 12/20/06 (a)(c)	274,226,409
150,000,000	5.373% due 2/16/07 (a)(c)	148,299,584
199,000,000	5.441% due 2/28/07 (a)(c)	196,395,007
50,000,000	5.358% due 3/21/07 (a)(c)	49,202,500
75,000,000	5.383% due 3/23/07 (a)(c)	73,777,333
50,000,000	5.363% due 3/28/07 (a)(c)	49,151,750
117,000,000	5.368% due 7/24/07 (a)(c)	113,059,050
150,000,000	5.322% due 7/27/07 (a)(c)	144,922,667
100,000,000	5.270% due 8/28/07 (a)(c)	96,197,500
	New Center Asset Trust:
68,965,000	5.401% due 1/29/07 (c)	68,369,353
105,000,000	5.410% due 2/9/07 (c)	103,924,042
100,000,000	Nyala Funding LLC, 5.552% due 1/16/07 (c)	99,310,000
100,000,000	Orion Financial LLC, 5.310% due 8/10/07 (b)	99,982,981
125,000,000	Ormond Quay Funding LLC, 5.280% due 1/29/07	124,993,861
	Perry Global Funding LLC:
116,749,000	5.561% due 1/16/07 (c)	115,941,940
210,462,000	5.378% due 3/14/07 (c)	207,312,728
	Picaros Funding PLC:
100,000,000	5.515% due 1/19/07 (c)	99,269,764
182,000,000	5.327% due 3/23/07 (c)	179,061,307
126,000,000	5.296% due 6/22/07 (c)	122,376,450
100,000,000	Santander Centro Hispano LLC, 5.403% due 2/14/07 (c)	98,904,167
103,650,000	Silver Tower U.S. Funding, 5.304% due 8/10/07 (c)	99,948,244
	Societe Generale North America:
249,500,000	5.405% due 2/16/07 (c)	246,692,987
300,000,000	5.300% due 5/4/07 (c)	293,403,666
150,000,000	5.250% due 7/27/07 (c)	144,989,108

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper — 43.4% (continued)
$ 100,000,000	5.395% due 7/27/07	$100,088,777
100,000,000	5.297% due 8/13/07 (c)	96,391,042
161,689,000	Tasman Funding Inc., 5.375% due 1/2/07 (c)	160,927,265
141,250,000	Toyota Motor Car Co., 5.260% due 7/30/07 (c)	136,465,313
	UBS Finance Delaware LLC:
198,900,000	5.516% due 12/19/06 (c)	198,363,965
300,000,000	5.430% due 2/5/07 (c)	297,093,250

	Total Commercial Paper	19,925,480,529

Liquidity Notes — 23.5%
	Albis Capital Corp.:
104,000,000	5.392% due 12/6/06 (c)	103,923,155
150,000,000	5.423% due 12/13/06 (c)	149,732,500
70,000,000	5.402% due 1/22/07 (c)	69,461,078
105,000,000	5.402% due 1/23/07 (c)	104,176,071
118,650,000	5.402% due 2/14/07 (c)	117,332,491
95,000,000	Carmel Mountain Funding Trust, 5.345% due 12/4/06 (a)(c)	94,957,883
	Fenway Funding LLC:
100,000,000	5.392% due 12/5/06 (a)(c)	99,940,889
397,800,000	5.348% due 12/12/06 (a)(c)	397,154,569
150,000,000	5.367% due 12/13/06 (a)(c)	149,734,500
388,550,000	3.343% - 5.344% due 12/14/06 (a)(c)	387,806,359
200,000,000	5.380% due 12/15/06 (a)(c)	199,587,389
250,000,000	5.372% due 1/11/07 (a)(c)	248,490,972
245,000,000	5.372% - 5.378% due 1/12/07 (a)(c)	243,481,583
99,700,000	5.371% due 1/16/07 (a)(c)	99,024,809
115,000,000	5.372% due 2/9/07 (a)(c)	113,814,861
125,000,000	5.398% due 2/20/07 (a)(c)	123,509,375
	Ford Credit Floorplan Motown:
257,500,000	5.400% due 12/20/06 (c)	256,776,182
262,717,000	5.396% due 12/21/06 (c)	261,939,066
173,011,000	5.361% due 1/18/07 (c)	171,786,082
119,600,000	Master Owner Trust, Motown Notes, Series 2002-1A, 5.348% due
	12/12/06 (c)	119,405,949
415,715,000	Foxboro Funding Ltd., 5.350% due 1/5/07 (a)(c)	413,564,828
	KKR Atlantic Funding Trust:
100,000,000	5.331% due 12/18/06 (c)	99,749,250
282,510,000	5.334% due 12/20/06 (c)	281,718,266
250,912,000	5.348% due 1/2/07 (c)	249,725,466
	KKR Pacific Funding Trust:
518,296,000	5.334% due 12/7/06 (a) (c)	517,837,308
419,575,000	5.335% due 12/11/06 (a) (c)	418,956,127
154,800,000	Main Street Warehouse Funding, 5.329% due 12/6/06 (c)	154,685,620
146,875,000	Mica Funding LLC, 5.313% - 5.324% due 12/4/06 (a) (c)	146,810,130
	Mint II LLC:
149,500,000	5.414% due 1/25/07 (a)(c)	148,282,613
313,500,000	5.411% due 1/26/07 (a)(c)	310,903,176
300,000,000	5.388% - 5.420% due 1/30/07 (a)(c)	297,341,667
85,000,000	5.403% due 2/26/07 (a)(c)	83,907,183
250,000,000	5.394% - 5.395% due, 2/27/07 (a)(c)	246,761,111
200,000,000	5.381% due 3/21/07 (a)(c)	196,797,778

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

Liquidity Notes — 23.5% (continued)
$ 100,000,000	5.395% due 3/22/07 (a)(c)	$98,365,833
253,000,000	5.395% - 5.401% due 3/29/07 (a)(c)	248,610,614
560,000,000	5.400% due 4/27/07 (a)(c)	547,972,132
100,000,000	5.380% due 5/25/07 (a)(c)	97,452,778
	Mitten GMAC Mortgage Corp.:
100,000,000	5.331% due 12/4/06 (c)	99,955,667
100,000,000	5.337% due 12/12/06 (c)	99,837,445
	Morrigan TRR Funding LLC:
100,000,000	5.332% due 12/1/06 (a)(c)	100,000,000
113,550,000	5.347% due 12/6/06 (a)(c)	113,466,099
100,000,000	5.310% due 2/9/07 (a)(b)	99,998,098
	North Lake Capital:
200,000,000	5.355% due 12/22/06 (c)	199,378,166
150,000,000	5.356% due 1/5/07 (c)	149,224,167
	Strand Capital LLC:
380,200,000	5.368% due 1/12/07 (c)	377,849,097
170,000,000	5.369% due 1/12/07 (c)	168,948,834
130,000,000	5.375% due 1/23/07 (c)	128,985,639
96,974,000	5.360% due 1/26/07 (c)	96,180,386
100,000,000	5.337% due 2/5/07 (c)	99,039,333
150,000,000	5.349% due 2/20/07 (c)	148,231,500
150,000,000	5.350% due 2/21/07 (c)	148,209,667
	Thornburg Mortgage Capital Resource:
304,696,000	5.357% due 1/22/07 (a)(c)	302,358,982
200,000,000	5.300%, 6/4/07 (a)(b)	199,989,992
200,000,000	Notes, 5.373% due 2/13/07 (a)(c)	197,821,112

	Total Liquidity Notes	10,800,951,827

Master Notes — 4.3%
1,200,000,000	Merrill Lynch, 5.443% due 12/1/06	1,200,000,000
750,000,000	Morgan Stanley Dean Witter Co., 5.310% due 3/28/07 (b)	750,000,000

	Total Master Notes	1,950,000,000

Medium-Term Notes — 12.2%
	Cheyne Finance LLC:
50,000,000	5.320% due 3/26/07 (a)(b)	49,996,823
100,000,000	5.330% due 6/5/07 (a)(b)	99,992,356
100,000,000	5.325% due 9/20/07 (a)(b)	99,987,959
100,000,000	5.323% due 9/25/07 (a)(b)	99,985,876
100,000,000	5.324% due 10/25/07 (a)(b)	99,985,622
150,000,000	5.315% due 11/26/07 (a)(b)	149,970,330
	Series Medium-Term Notes:
100,000,000	5.290% due 12/5/06 (a)	99,999,671
150,000,000	5.290% due 12/15/06 (a)	149,998,274
145,000,000	4.790% due 1/12/07 (a)	144,998,331
	K2 USA LLC:
300,000,000	5.325% due 9/20/07 (a)(b)	299,975,918
225,000,000	5.325% due 9/25/07 (a)(b)	224,981,630
200,000,000	5.320% due 11/20/07 (b)	199,962,340
250,000,000	Medium-Term Notes, 5.325%, 7/25/07 (a)(b)	249,975,753
	Premier Asset Collateralized Entity LLC, Medium-Term Notes:
100,000,000	5.333% due 7/6/07 (a)(b)	99,995,541
175,000,000	5.340% due 7/16/07 (a)(b)	174,994,543
100,000,000	5.345% due 7/25/07 (a)(b)	100,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

Medium-Term Notes — 12.2% (continued)
$ 200,000,000	Pyxis Master Trust, 5.330% due 11/20/09 (a)(b)	$200,000,000
	Sigma Finance Inc.:
100,000,000	5.498% due 12/13/06 (a)(c)	99,821,667
150,000,000	5.272% due 6/27/07 (c)	145,606,000
100,000,000	5.295% due 7/5/07 (a)(c)	96,946,000
125,000,000	5.305% due 8/1/07 (a)(c)	120,696,875
700,000,000	5.320% due 11/16/07 (a)(b)	699,933,060
250,000,000	Series Medium-Term Note, 4.785% due 1/16/07 (a)	249,996,875
	Stanfield Victoria Funding LLC:
100,000,000	5.320%, 11/1/07 (a)(b)	99,981,644
	Medium-Term Note:
100,000,000	5.310% due 3/20/07 (a)(b)	99,991,041
150,000,000	5.310% due 3/28/07 (a)(b)	149,985,847
90,000,000	5.320% due 6/4/07 (a)(b)	89,989,786
180,000,000	5.320% due 6/29/07 (a)(b)	179,979,288
150,000,000	5.320% due 6/30/07 (a)(b)	149,982,657
250,000,000	Steers Delaware Business Trust, Senior Secured Notes, Series 2006-2,
	5.340% due 5/27/07 (a)(b)	250,000,000
102,784,000	Strategic Money Market Trust, 2006-M, Secured Notes, 5.371% due 2/2/07
	(a)(b)	102,784,000
210,000,000	Tango Finance Corp., Medium-Term Notes, 5.330% due 7/25/07 (a)(b)	209,986,422
	White Pine Finance LLC:
100,000,000	5.320% due 10/25/07 (a)(b)	99,982,027
200,000,000	Medium-Term Notes, 5.320% due 11/13/07 (a)(b)	199,962,283

	Total Medium-Term Notes	5,590,426,439

Promissory Note — 3.2%
1,100,000,000	Goldman Sachs Group Inc., 5.440% due 5/24/07 (b)	1,100,000,000
350,000,000	Goldman Sachs Group LP, 5.340% due 8/13/07	350,000,000

	Total Promissory Note	1,450,000,000

Time Deposits — 1.6%
150,000,000	Abbey National Treasury Grand Cayman Services, 5.320% due 12/1/06	150,000,000
371,740,000	ABN AMRO Bank Grand Cayman, 5.350% due 12/1/06	371,740,000
200,000,000	Royal Bank of Canada Toronto, 5.330% due 12/1/06	200,000,000

	Total Time Deposits	721,740,000

U.S. Government & Agency Obligations — 3.8%
U.S. Government Agencies(c) — 2.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
370,000,000	4.669% - 4.711% due 12/1/06 (c)	370,000,000
100,073,000	4.655% due 1/9/07 (c)	99,590,565
250,000,000	5.207% due 1/31/07 (c)	247,869,236
100,000,000	4.980% due 2/16/07 (c)	98,985,097
	Federal National Mortgage Association (FNMA):
200,000,000	Discount Notes, 4.692% due 12/1/06 (c)	200,000,000
100,000,000	Discount Notes 4.684% - 4.692% due 12/1/06 (c)	100,000,000

	Total U.S. Government Agencies	1,116,444,898

U.S. Government Obligations(c) — 1.4%
	U.S. Treasury Bills:
150,000,000	4.972% due 4/12/07 (c)	147,332,500
508,000,000	5.019% due 6/7/07 (c)	495,428,555

	Total U.S. Government Obligations	642,761,055

	Total U.S. Government & Agency Obligations	1,759,205,953

	TOTAL INVESTMENTS — 101.4% (Cost — $46,507,135,112)	46,507,135,112
	Liabilities in Excess of Other Assets — (1.4)%	(636,752,726)

	TOTAL NET ASSETS — 100.0%	$45,870,382,386

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.
(c)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Liquid Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2006, all investors in the Portfolio were funds advised by the manager of the fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	January 29, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date	January 29, 2007